Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Guggenheim Strategy Fund II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Guggenheim Strategy Fund II
Average Annual Return, Percent	5.95%	3.99%	3.29%
Guggenheim Strategy Fund III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Guggenheim Strategy Fund III
Average Annual Return, Percent	5.91%	3.96%	3.40%
Guggenheim Variable Insurance Strategy Fund III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Guggenheim Variable Insurance Strategy Fund III
Average Annual Return, Percent	5.76%	3.89%	3.34%
Guggenheim Strategy Fund II | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Guggenheim Strategy Fund III | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Guggenheim Variable Insurance Strategy Fund III | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Guggenheim Strategy Fund II | Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.47%	3.04%	2.08%
Guggenheim Strategy Fund III | Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.47%	3.04%	2.08%
Guggenheim Variable Insurance Strategy Fund III | Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.47%	3.04%	2.08%